Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details) £ in Millions		1 Months Ended			12 Months Ended								36 Months Ended
	Jan. 11, 2008	Jul. 31, 2020 GBP (£) REPRESENTATIVE	Jul. 31, 2020 USD ($) REPRESENTATIVE	Dec. 31, 2006 REPRESENTATIVE	Dec. 31, 2024 GBP (£) Case CASE	Dec. 31, 2024 USD ($) Case CASE	Dec. 31, 2024 CASE Case	Dec. 31, 2024 Plaintiff Case CASE	Dec. 31, 2024 Case CASE	Dec. 31, 2023 CASE	Dec. 31, 2015 GBP (£) CASE	Dec. 31, 2015 USD ($) CASE	Dec. 31, 2024 GBP (£) CASE Case	Dec. 31, 2024 USD ($) CASE Case
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases | Case									4
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		£ 115,800.0	$ 145,000,000,000
Loss contingency amount of overall damages comprising compensatory damages		£ 10.4	$ 13,000,000
Number of representative in Engle class action awarded | REPRESENTATIVE		3	3
Engle class action and Engle Progeny cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representatives allowed by judgment to stand aside punitive damages award | REPRESENTATIVE				2
Number of representative in Engle class action awarded | REPRESENTATIVE				3
Members permitted to file description				Putative
Period of permission to file individual lawsuits				1 year
Individual lawsuits extended date	Jan. 11, 2008
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements													£ 82.0	$ 102,900,000
Litigation settlement amount											£ 79.8	$ 100,000,000
Number of cases covered by settlement											400	400
Number of cases not covered by settlement											12	12
Number of cases not covered by settlement, filed by different lawyer											2	2
Total number of cases							91			305
Number of plaintiffs							125	125
Number of cases							2
Payment for compensatory and punitive damages					£ 3.8	$ 4,700,000
Number of cases for attorneys fees and statutory interest					2	2	2	2	2				2	2
Number of pre-trial case resolutions for attorneys fees and statutory interest | Case					2	2	2	2	2				2	2
Number of resolution bundles for attorneys fees and statutory interest | Case					2	2	2	2	2				2	2
Amount paid for attorneys fees and statutory interest					£ 20.0	$ 25,000,000
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials													32	32
Total bond cap					£ 159.7	$ 200,000,000
R J Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		£ 29,000.0	$ 36,300,000,000
R J Reynolds Tobacco Company | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											£ 33.9	$ 42,500,000
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		14,100.0	17,600,000,000
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		£ 13,000.0	$ 16,300,000,000
PM USA | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											33.9	42,500,000
Lorillard Tobacco | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											£ 12.0	$ 15,000,000